TAXES ON INCOME	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 14 -	TAXES ON INCOME

a.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Until December 31, 2010, TAT and Turbochrome has elected to participate in the alternative package of tax benefits for its approved and benefited enterprise under the law.

Pursuant to such Law, the income derived from those enterprises will be exempt from Israeli corporate tax for a specified benefit period (except to the extent that dividends are distributed during the tax-exemption period other than upon liquidation) and subject to reduced corporate tax rates for an additional period.

In the event of distribution of a dividend from income which was tax exempt as above, the company would have to pay a regular corporate tax rate in respect of the amount distributed.

Preferred Enterprises

Additional amendments to the Law became effective in January 2011 (the “2011 Amendment”). Under the 2011 Amendment, income derived by ‘Preferred Companies’ from ‘Preferred Enterprises’ (both as defined in the 2011 Amendment) would be subject to a uniform rate of corporate tax as opposed to the current incentives that are limited to income from Approved or Benefiting Enterprises during their benefits period. According to the 2011 Amendment, the uniform tax rate on such income, referred to as ‘Preferred Income’, would be 10% in areas in Israel that are designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively, Thereafter. As with dividends distributed from taxable income derived from an Approved or Benefited Enterprises during the applicable benefits period, dividends distributed from Preferred Income would be subject to a 15% tax (or lower, if so provided under an applicable tax treaty), which would generally be withheld by the distributing company. While the Company may incur additional tax liability in the event of distribution of dividends from tax exempt income generated from its Approved and Benefiting Enterprises, no additional tax liability will be incurred by the Company in the event of distribution of dividends from income taxed in accordance with the 2011 Amendment.

Under the transitional provisions of the 2011 Amendment, the Company elected to irrevocably implement the 2011 Amendment, commencing 2011 and thereafter, and be regarded as a "Preferred Enterprise" with respect to its existing Approved and Benefited Enterprises while waiving benefits provided under the legislation prior to the 2011 Amendment.

Under a recent amendment, announced in August 2013, beginning in 2014, dividends paid out of income attributed to a Preferred Enterprise will be subject to a withholding tax rate of 20% (instead of 15%). In addition, tax rates under the Preferred Enterprise were also raised effective as of January 1, 2014 to 9% in Zone A and 16% elsewhere (instead of the 6% and 12%, respectively).

TAT is located in an area in Israel that is designated as elsewhere and as such entitled to reduce tax rates of 15% during 2011-2012, 12.5% in 2013, and 16% in 2014, 2015 and 2016.

Turbochrome is located in an area in Israel that is designated as Zone A and as such entitled to reduce tax rates of 10% during 2011-2012, 7% in 2013, and 9% in 2014, 2015 and 2016.

The uniform tax rate for Development Zone A, as of January 1, 2017, is 7.5% (as part of changes enacted in Amendment 73).

b.	Corporate tax rate in Israel

The income of the Israeli companies is taxed in Israel at the regular corporate tax rates which were 26.5% for 2014 and 2015.

In January 2016, the Law for the Amendment of the Income Tax Ordinance (No.216) was published, enacting a reduction of corporate tax rate beginning in 2016 and thereafter, from 26.5% to 25%. In December 2016, additional legislation was enacted, reducing the corporate tax rate to 24% for 2017 and to 23% for 2018 and onwards. There is no impact on the financial statements of the Company as a result of the changes in the Israeli corporate tax rate.

Capital gain is subject to capital gain tax according to corporate tax rate in the year which the assets are sold.

c.	U.S. subsidiaries

U.S. subsidiaries are taxed based on federal and state tax laws. The statutory tax rate for 2016, 2015 and 2014 was 38%.

d.	Tax assessments

TAT’s income tax assessments are considered final through 2014.

Turbochrome income tax assessments are considered final through 2013.

Limco-Piedmont income tax assessments are considered final through 2012.

TAT-GAL which was incorporated in 2012 has not received final tax assessment yet.

e.       Income tax reconciliation:

A reconciliation of the theoretical tax expense assuming all income is taxed at the statutory rate to taxes on income (tax benefit) as reported in the statements of income:

	Year ended December 31,
	2016	2015	2014
Income before taxes on income as reported in the statements of income	$3,982	$5,256	$2,525

Statutory tax rate in Israel	25%	26.5%	26.5%

Theoretical taxes on income	$996	$1,393	$669

Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	618	224	457
Reduced tax rate on income derived from "Preferred Enterprises" plans	75	146	156
Exempt income (Bargain purchase)	-	(1,281)	-
Earnings from foreign subsidiaries (1)	2,685	-	-
Valuation allowance	(40)	(75)	(100)
Tax in respect of prior years	(151)	(12)	(44)
Other adjustments	(200)	130	-
Permanent differences	(118)	119	222
Taxes on income as reported in the statements of income	$3,865	$644	$1,360

(1)
During 2016, the Company recorded an accrual that related to a tax liability due to actual distribution of earnings from foreign subsidiaries of the Company and due to the possibility of future distribution of earnings from such foreign subsidiaries.

f.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2016	2015	2014

Domestic (Israel)	$(650)	$3,840	$(1,659)
Foreign (United States)	4,632	1,416	4,184

	$3,982	$5,256	$2,525

g.	Taxes on income (tax benefit) included in the statements of income:

	Year ended December 31,
	2016	2015	2014
Current:
Domestic (Israel)	$334	$225	$(94)
Foreign (United States)	1,792	452	237

	2,126	677	143
Deferred:
Domestic (Israel)	2,135	(170)	(36)
Foreign (United States)	(245)	149	1,297

	1,890	(21)	1,261
Previous years:
Foreign (United States)	(151)	(12)	(44)

	(151)	(12)	(44)

	$3,865	$644	$1,360

h.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of TAT's deferred tax liabilities and assets are as follows:

	December 31,
	2016	2015
Deferred tax assets (liabilities):
Provision for doubtful accounts	$102	$100
Unrealized gains	138	140
Provisions for employee benefits	476	300
Inventory	1,608	1,114
Goodwill and intangible assets	360	462
Tax credits carryforward	347	693
Capital and state tax losses carryforward	3,409	3,449
Net operating losses carryforward	817	553
Other	237	240
Deferred tax assets, before valuation allowance	$7,494	$7,051
Valuation allowance	(3,409)	(3,449)
Deferred tax assets, net	$4,085	$3,602

Property, plant and equipment and intangible assets	(2,643)	(2,473)
Earnings from foreign subsidiaries (1)	(2,259)	-
Other temporary differences deferred tax liabilities	(225)	(501)
Deferred tax liabilities	$(5,127)	$(2,974)

Net	$(1,042)	$628

(1)	During 2016, the Company recorded an accrual that related to a deferred tax liability due to the possibility of future distribution of earnings from foreign subsidiaries of the company.

The following table summarizes the changes in the valuation allowance for deferred tax assets:

Balance, December 31, 2013	$3,306
Addition charged to expenses	268

Balance, December 31,2014	3,574
Deductions charged to expenses	(125)

Balance, December 31,2015	3,449
Deductions charged to expenses	(40)

Balance, December 31,2016	$3,409

Valuation allowance are mainly related to (i) U.S. subsidiary for which valuation allowance was provided in respect of deferred tax assets resulting from carryforward of State tax losses in the amount of $ 1,454. That amount is expected to expire gradually starting from 2024 and (ii) Capital losses attributed to the company in the amount of $ 1,495.

TAT does not intend to distribute tax-exempt earnings deriving from its Approved Enterprise aggregating approximately $1,746 as of December 31, 2016, and accordingly, no deferred tax liability has been established related to these earnings. If such tax-exempt income is distributed, it would be taxed at the reduced corporate tax rate applicable to such profits (23%) and an income tax liability of up to approximately $402 would be incurred as of December 31, 2016.